Commitments and Contingencies	6 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
10.
Commitments and Contingencies

Manufacturing and Commercial Supply Agreement

In June 2020, the Company entered into a dedicated manufacturing and commercial supply agreement (the “Manufacturing Agreement”) with a supplier pursuant to which the supplier will reserve certain amounts of manufacturing capacity in its manufacturing facility to supply the Company with its lead product candidate, FLT180a for the treatment of hemophilia B. As consideration for the reserved manufacturing capacity, the Company is required to pay the supplier an annual capacity access fee, subject to inflationary annual increases, excluding any purchase commitment or other fees. Further, the Company was required to make an advance, non-refundable payment to the supplier upon execution of the Manufacturing Agreement. The advance payment is recorded within prepaid, other current assets and other non-current assets and will be applied as a credit towards the annual capacity access fee over eight calendar quarters beginning January 1, 2021.

The Company has committed to an annual minimum purchase commitment throughout the term of the Manufacturing Agreement. The term of the Manufacturing Agreement is effective as of June 30, 2020 and will continue until December 31, 2027. The term will automatically renew for successive three-year periods unless the Company notifies the supplier of its intention not to renew (no less than twelve months prior to the expiration of the term).

This contract has been included within the contractual obligations table below.

Legal Proceedings

From time to time, the Company may be a party to litigation or subject to claims incident to the ordinary course of business. Regardless of the outcome, litigation is subject to inherent uncertainties and could adversely impact the Company’s reputation, operations, and its operating results or overall financial condition. Currently, there are no pending material legal proceedings to which the Company is a party or to which any of its property is subject, and the Company did not have contingency reserves established for any liabilities as of June 30, 2022 and December 31, 2021. When appropriate in management’s estimation, the Company will record adequate reserves in its financial statements for pending litigation.

Operating Lease Agreements

The following table summarizes the Company’s costs included in the statements of operations related to right of use lease assets entered into through June 30, 2022 (in thousands):

Lease Cost	For the Six Months Ended June 30, 2022
Operating lease cost
Research and development	$4,287
General and administrative	3,641
Short-term lease cost	139
Sublease income	(128)
Total lease cost	$7,939

Other Information	For the Six Months Ended June 30, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$6,229
Weighted-average remaining lease term-operating leases	5.70
Weighted-average discount rate-operating leases	11.15%

Contractual Obligations

The following table summarizes the Company’s contractual obligations as of June 30, 2022, and the effects that such obligations are expected to have on its liquidity and cash flows in future periods (in thousands):

Maturity of Contractual Obligation
Years Ended December 31,	Operating Leases	Purchase Obligations
2022	$5,959	$5,548
2023	13,464	6,320
2024	12,600	6,000
2025	11,456	6,000
2026	11,396	6,000
Thereafter	16,734	6,000
Total payments	71,609	35,868
Less: imputed interest	(18,932)	—
Less: foreign exchange (gain)/loss	4,730	—
Total	$57,407	$35,868

The Company recorded rent expense of 8.0 million for the six months ended June 30, 2021, prior to the adoption of ASC 842.

Indemnification Agreements

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnification. The Company’s exposure under these agreements is unknown because it involves claims that may be made against the Company in the future. To date, the Company has not paid any claims or been required to defend any action related to its indemnification obligations. However, the Company may record charges in the future as a result of these indemnification obligations.

In accordance with the Articles of Association in force on June 30, 2022, the Company has indemnification obligations to its officers and directors for certain events or occurrences, subject to certain limits, while they are serving at the Company’s request in such capacity. There have been no claims to date, and the Company has director and officer insurance that may enable it to recover a portion of any amounts paid for future potential claims.